AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
February 29, 2024
	Shares	Value
Common Stocks - 98.7%
Communication Services - 4.0%
Enad Global 7 AB (Sweden)[1]	134,328	$178,043
IPSOS S.A. (France)	8,860	618,126
Nihon Falcom Corp. (Japan)	43,825	366,865
Paradox Interactive AB (Sweden)	21,681	401,007

Total Communication Services		1,564,041
Consumer Discretionary - 12.2%
Cairn Homes PLC (Ireland)	305,593	473,701
Garrett Motion, Inc. (Switzerland)*	76,565	736,555
Gift Holdings, Inc. (Japan)	46,274	940,121
Hamee Corp. (Japan)[1]	57,508	421,850
Max Stock, Ltd. (Israel)	183,667	393,607
Mazda Motor Corp. (Japan)	55,955	649,778
MIPS AB (Sweden)	5,315	162,659
Niterra Co., Ltd. (Japan)	10,600	321,802
Yossix Holdings Co., Ltd. (Japan)	33,204	672,006

Total Consumer Discretionary		4,772,079
Consumer Staples - 9.8%
Becle SAB de CV (Mexico)[1]	243,350	568,532
First Pacific Co., Ltd. (Hong Kong)	1,370,332	552,066
Grupo Herdez SAB de CV (Mexico)	177,131	494,991
Hilton Food Group PLC (United Kingdom)	41,990	423,499
Kusuri no Aoki Holdings Co., Ltd. (Japan)	25,525	535,692
Nissin Foods Co. Ltd. (Hong Kong)	397,821	244,907
Royal Unibrew A/S (Denmark)[1]	5,846	379,713
Sarantis, S.A. (Greece)	60,713	601,723

Total Consumer Staples		3,801,123
Energy - 0.7%
Diversified Energy Co. PLC (United States)[1]	21,732	257,065
Financials - 4.0%
BFF Bank S.P.A. (Italy)[2]	46,034	536,967
Omni Bridgeway, Ltd. (Australia)*	382,744	419,171
Tel Aviv Stock Exchange, Ltd. (Israel)	83,637	589,891

Total Financials		1,546,029
Health Care - 3.7%
Haw Par Corp., Ltd. (Singapore)	65,200	478,867
Riverstone Holdings, Ltd. (Singapore)	762,700	383,674
Siegfried Holding AG (Switzerland)	566	568,041

Total Health Care		1,430,582
Industrials - 38.5%
ADENTRA, Inc. (Canada)	26,449	721,469
Alliance Global Group, Inc. (Philippines)	3,929,616	721,402
	Shares	Value

Calian Group, Ltd. (Canada)	11,382	$495,989
Clarkson PLC (United Kingdom)	13,436	608,873
Creek & River Co., Ltd. (Japan)	42,500	549,292
Delta Plus Group (France)	6,709	508,301
DMG Mori Co., Ltd. (Japan)	40,000	925,931
FULLCAST Holdings Co., Ltd. (Japan)	37,600	386,311
GVS S.P.A. (Italy)*,1,2	76,419	528,699
Hammond Power Solutions, Inc. (Canada)	10,988	941,204
Hosokawa Micron Corp. (Japan)	18,050	571,791
Howden Joinery Group PLC (United Kingdom)	70,270	735,942
Inabata & Co., Ltd. (Japan)	28,900	617,022
NFI Group, Inc. (Canada)*	51,519	460,089
Nippon Concept Corp. (Japan)	48,021	619,640
Nippon Parking Development Co., Ltd. (Japan)	432,675	540,457
Nisso Holdings Co., Ltd. (Japan)	95,800	530,960
Rheinmetall AG (Germany)	2,195	1,007,191
Richelieu Hardware, Ltd. (Canada)	19,250	618,996
RS GROUP PLC (United Kingdom)	37,800	360,780
Senshu Electric Co., Ltd. (Japan)	38,440	985,686
Stabilus SE (Germany)	6,874	453,567
Ten Pao Group Holdings, Ltd. (China)	2,237,700	282,946
UT Group Co., Ltd. (Japan)*	36,100	847,872

Total Industrials		15,020,410
Information Technology - 11.9%
Ai Holdings Corp. (Japan)	34,050	539,263
Argo Graphics, Inc. (Japan)	19,825	569,293
Digital Hearts Holdings Co., Ltd. (Japan)	56,575	367,454
Digital Information Technologies Corp. (Japan)	55,546	697,129
Esprinet S.P.A. (Italy)[1]	56,258	311,923
Incap Oyj (Finland)*,1	33,477	330,484
Kaga Electronics Co., Ltd. (Japan)	10,600	471,088
Kitron A.S.A. (Norway)	248,015	847,959
Macnica Holdings, Inc. (Japan)	8,900	492,642

Total Information Technology		4,627,235
Materials - 10.5%
Corticeira Amorim SGPS, S.A. (Portugal)[1]	54,848	559,601
Elopak A.S.A. (Norway)	190,451	609,655
Hill & Smith PLC (United Kingdom)	32,191	738,876
Huhtamaki Oyj (Finland)[1]	17,316	679,879
Marshalls PLC (United Kingdom)	93,199	353,376
Mayr Melnhof Karton AG (Austria)[1]	2,874	367,198
Vidrala, S.A. (Spain)[1]	7,667	788,248

Total Materials		4,096,833

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 3.4%
Altus Group, Ltd. (Canada)	14,337	$529,153
Far East Consortium International, Ltd. (Hong Kong)	2,444,714	355,958
Safestore Holdings PLC, REIT (United Kingdom)	46,785	453,587

Total Real Estate		1,338,698

Total Common Stocks (Cost $40,723,335)		38,454,095

Principal Amount
Short-Term Investments - 2.9%
Joint Repurchase Agreements - 1.8%[3]
Deutsche Bank Securities, Inc., dated 02/29/24, due 03/01/24, 5.300% total to be received $715,856 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 06/01/36 - 10/15/62, totaling $730,066)	$715,751	715,751
	Principal Amount	Value
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp., dated 02/29/24 due 03/01/24, 5.150% total to be received $424,061 (collateralized by a U.S. Treasury, 2.875%, 04/30/29, totaling $432,551)	$424,000	$424,000

Total Short-Term Investments (Cost $1,139,751)		1,139,751
Total Investments - 101.6% (Cost $41,863,086)		39,593,846
Other Assets, less Liabilities - (1.6)%		(631,995)
Net Assets - 100.0%		$38,961,851

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,067,034 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the value of these securities amounted to $1,065,666 or 2.7% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 29, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,359,269	$9,661,141	—	$15,020,410
Consumer Discretionary	1,603,863	3,168,216	—	4,772,079
Information Technology	311,923	4,315,312	—	4,627,235
Materials	1,169,256	2,927,577	—	4,096,833
Consumer Staples	1,910,153	1,890,970	—	3,801,123
Communication Services	544,908	1,019,133	—	1,564,041
Financials	589,891	956,138	—	1,546,029
Health Care	—	1,430,582	—	1,430,582
Real Estate	885,111	453,587	—	1,338,698
Energy	—	257,065	—	257,065
Short-Term Investments
Joint Repurchase Agreements	—	715,751	—	715,751
Repurchase Agreements	—	424,000	—	424,000
Total Investments in Securities	$12,374,374	$27,219,472	—	$39,593,846

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended February 29, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at February 29, 2024, was as follows:
Country	% of Long-Term Investments
Australia	1.1
Austria	0.9
Canada	9.8
China	0.7
Denmark	1.0
Finland	2.6
France	2.9
Germany	3.8
Greece	1.6
Hong Kong	3.0
Ireland	1.2
Israel	2.6
Italy	3.6
Country	% of Long-Term Investments
Japan	35.4
Mexico	2.8
Norway	3.8
Philippines	1.9
Portugal	1.5
Singapore	2.2
Spain	2.0
Sweden	1.9
Switzerland	3.4
United Kingdom	9.6
United States	0.7
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 29, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,067,034	$715,751	$1,550,210	$2,265,961
The following table summarizes the securities received as collateral for securities lending at February 29, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	03/31/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.